Revenue	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Revenue

12.	Revenue:

Details of revenue are as follows:

For the twelve months ended December 31,	2024	2023

Acquisition services	$10,496	$14
Value-added data	3,110	1,940
Software and solutions	4,031	4,243
	$17,637	$6,197

Primary geographical market
United States	$2,299	$2,161
Asia/Pacific	11,666	395
Europe	3,672	3,641
	$17,637	$6,197

Timing of revenue recognition
Upon delivery	$3,613	$2,443
Services overtime	14,024	3,754
	$17,637	$6,197

Changes in the unbilled revenue balance are as follows:

For the twelve months ended December 31,	2024	2023

Unbilled revenue, beginning of period	$-	$8
Increase in unbilled revenue recognized	7,308	-
Amounts invoiced included in the
beginning balance	-	(8)
Amounts invoiced in the current period	(4,668)	-
Unbilled revenue, end of period	$2,640	$-

Changes in the unearned revenue balance are as follows:

For the twelve months ended December 31,	2024	2023

Unearned revenue, beginning of period	$2,553	$2,953
Recognition of unearned revenue included in the
beginning balance	(2,052)	(2,012)
Recognition of unearned revenue in the current period	(2,954)	(2,037)
Amounts invoiced and revenue unearned	4,621	3,649
Foreign exchange	(10)	-
Unearned revenue, end of period	$2,158	$2,553

The Company recognizes an asset for the incremental costs of obtaining a contract with a customer if the expected benefit of those costs is longer than one year. The Company determined that certain commissions paid to sales employees meet the requirement to be capitalized. Total capitalized contract acquisition costs included in prepaid expenses and other assets to obtain contracts at December 31, 2024 was $194 (2023 – $114) and are amortized consistent with the method of revenue recognized on the contract.

Intermap Technologies corporation

Notes to Consolidated Financial Statements

(In thousands of United States dollars, except per share information)

For the years ended December 31, 2024 and 2023	Page 20

Changes in contract acquisition costs are as follows:

For the twelve months ended December 31,	2024	2023

Contract acquisition costs, beginning of period	$114	$60
Additions	496	140
Amortization	(416)	(86)
Contract acquisition costs, end of period	$194	$114